UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   WestEnd Capital Management LLC

Address:86 Graham St., Suite 100  San Francisco, CA 94129

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chrissy Hardy

Title:  Chief Compliance Office

Phone:  (415) 856-0426

Signature,Place, and Date of Signing:

 /s/ Chrissy Hardy          New Orleans Louisiana         February 10, 2012
 -------------------       ------------------------  ------------------------



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


   Form 13F File Number   Name
      29-_____________      George Bolton

                                   FORM 13F

          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


   No. Form 13F File Number Name

       29-____________   George Bolton

   13F SECURITIES--2Q 2011

    <table>                                                                                             VOTING AUTHORITY
                       TITLE OF  CUSIP       ACTUAL     SHARES/  SH/ PUT/ INVESTMENT OTHER -----------------------------
ISSUER NAME             CLASS    NUMBER   VALUE X 1000 PRINCIPAL PRN CALL DISCRETION MGRS  SOLE (A)  SHARED (B) NONE (C)
-----------            -------- --------- ------------ --------- --- ---- ---------- ----- --------- ---------- --------


BOEING CO COM	          COM	097023105	843	11402.67 SH		Sole				11402.67
CAL DIVE INTL INC DEL COM COM	12802t101	94	13500	 SH		Sole				13500
CARDINAL FINL CORP COM	  COM	14149f109	158	13556	 SH		Sole				13556
CHESAPEAKE ENERGY CORP COM COM	165167107	1026	30600	 SH		Sole				30600
CHINA YURUN FOOD GRP LTD SHSCOM	g21159101	1385	419759.26SH		Sole				419759.26
CLIFFS NATURAL RESOURCES INC C COM 18683k101	21680	222000	 SH		Sole				69604.15
COCA COLA CO COM	  COM	191216100	166	2500	 SH		Sole				2500
COMCAST CORP NEW CL A	  COM	20030n101	738	29855.47 SH		Sole				29855.47
CONOCOPHILLIPS COM	  COM	20825C104	807	10102.88 SH		Sole				10102.88
DEMAND MEDIA INC COM	  COM	24802n109	9826	417250	 SH		Sole				117155
DEVON ENERGY CORP NEW COM COM	25179m103	1132	12332.98 SH		Sole				12332.98
DISNEY WALT CO COM DISNEY COM	254687106	626	14522.13 SH		Sole				14522.13
E M C CORP MASS COM	  COM	268648102	159	6000	 SH		Sole				6000
EXPRESS SCRIPTS INC COM	  COM	302182100	222	4000	 SH		Sole				4000
EXXON MOBIL CORP COM	  COM	30231g102	858	10200	 SH		Sole				10200
GENERAL ELECTRIC CO COM	  COM	369604103	184	9200	 SH		Sole				9200
GENIUS PRODUCTS INC COM P COM	37229r305	892	222966	 SH		Sole				222966
HONG KONG EXCHANGES & CLE COM	y3506n139	2814	126000	 SH		Sole				65454.3
IAC INTERACTIVECORP COM P COM	44919p508	209	6750	 SH		Sole				6750
INTREPID POTASH INC COM	  COM	46121y102	1429	41050	 SH		Sole				41050
ION GEOPHYSICAL CORP C    COM	462044108	254	20000	 SH		Sole				20000
JOHNSON & JOHNSON COM	  COM	478160104	431	7269	 SH		Sole				7269
MAKEMYTRIP LIMITED MAURIT COM	v5633w109	7972	272000	 SH		Sole				52935
MAXIM ATLANTIC CORP COM	  COM	577736101	0	12147	 SH		Sole				12147
MAXLINEAR INC CL A	  COM	57776j100	207	25325	 SH		Sole				25325
MCDERMOTT INTL INC COM	  COM	580037109	998	39297	 SH		Sole				39297
MELCO INTL DEVELOPMENT    COM	y59683188	5259	692000	 SH		Sole				318000
MERCK & CO INC NEW COM	  COM	58933y105	171	5172	 SH		Sole				5172
MONSTER WORLDWIDE INC C   COM	611742107	199	12500	 SH		Sole				12500
MOSAIC CO COM	          COM	61945a107	15403	195600	 SH		Sole				47665.89
OREXIGEN THERAPEUTICS I   COM	686164104	28	10000	 SH		Sole				10000
PERFUMANIA HLDGS INC CO   COM	71376c100	5852	621847	 SH		Sole				621847
POTASH CORP SASK INC CO   COM	73755l107	18073	229500	 SH		Sole				20280.41
RICKS CABARET INTL INC    COM	765641303	779	71500	 SH		Sole				71500
RLX TECHNOLOGIES INCCAP   COM	hek998104	0	58000	 SH		Sole				58000
SINA CORP ORD	          COM	g81477104	24221	225000	 SH		Sole				63250
STONE ENERGY CORP COM	  COM	861642106	7485	225000	 SH		Sole				5700
VALEANT PHARMACEUTICALS   COM	91911K102	302	6054	 SH		Sole				6054
VARIAN MED SYS INC COM	  COM	92220p105	242	3580	 SH		Sole				3580
WYNN MACAU LIMITED SHS	  COM	g98149100	8510	2700000	 SH		Sole
7 DAYS GROUP HLDGS LTD ADR	81783j101	7098	350000	 SH		Sole				72275
BAIDU INC SPON ADR REP A	056752108	206439	1280000	 SH		Sole				300995
CHANGYOU COM LTD ADS REP CL A	15911m107	6586	205000	 SH		Sole				18870
CHINA UNICOM (HONG KONG) LTD S	16945R104	214	12900	 SH		Sole				12900
E HOUSE CHINA HLDGS LTD ADR	26852w103	2761	235000	 SH		Sole				35931.891
HOME INNS & HOTELS MGMT INC SP	43713w107	6552	165600	 SH		Sole				55600
JA SOLAR HOLDINGS CO LTD SPON 	466090107	175	25000	 SH		Sole				25000
MECOX LANE LIMITED SPONSORED A	58403m102	232	292000	 SH		Sole				39387
MELCO CROWN ENTMT LTD ADR	585464100	1908	251000	 SH		Sole				251000
PETROLEO BRASILEIRO SA PETROBR	71654v408	214	5300	 SH		Sole				5300
SOUFUN HLDGS LTD ADR		836034108	15122	810400	 SH		Sole				271200
YOUKU COM INC SPONSORED ADR	98742u100	13302	280000	 SH		Sole				80692
SPDR GOLD TRUST GOLD SHS	78463v107	17062	122000	 SH		Sole				16085
ADVISEN LTD PFD CV SER A-2	00763x203	0	181818	 SH		Sole				181818
LONESTAR METALS INC SER B CONV	542998208	0	60976	 SH		Sole				60976
SPACEWORKS INC PFD CONV CL C	846283208	0	33333	 SH		Sole				33333
SPACEWORKS INC PFD CV CL A	846283307	0	38462	 SH		Sole				38462
SPACEWORKS INC PFD CV CL B	846283406	0	111111	 SH		Sole				111111
MAIL.RU GROUP LTD GDR EACH REP	560317208	5196	173500	 SH		Sole				39500
